Note 28 - Financial Instruments and Risks - Transactions Protected by Derivative Financial Instruments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Notional	R$ 43,904.0	R$ 39,472.9
Total cost exposure [member]
Statement Line Items [Line Items]
Risk	(18,911.7)	(15,837.8)
Notional	18,911.7	15,588.4
Fair Value Assets	597.4	364.5
Fair Value Liability	(421.1)	(287.8)
Gain (loss) Finance Result	(2,113.5)	(1,283.7)
Gain (loss) Operational Result	1,710.2	1,599.2
Gain (loss) Equity	2,277.4	1,489.5
Commodities risk portion of cost exposure [member]
Statement Line Items [Line Items]
Risk	(3,179.9)	(2,629.1)
Notional	3,179.9	2,379.7
Fair Value Assets	455.3	343.9
Fair Value Liability	(41.2)	(7.8)
Gain (loss) Finance Result	(126.8)	(134.3)
Gain (loss) Operational Result	1,168.1	(104.2)
Gain (loss) Equity	684.7	157.4
US Dollars risk portion of cost exposure [member]
Statement Line Items [Line Items]
Risk	(15,516.2)	(13,087.7)
Notional	15,516.2	13,087.7
Fair Value Assets	136.2	8.7
Fair Value Liability	(378.4)	(271.8)
Gain (loss) Finance Result	(1,970.7)	(1,157.1)
Gain (loss) Operational Result	541.8	1,726.0
Gain (loss) Equity	1,792.7	1,430.0
Euros risk portion of cost exposure [member]
Statement Line Items [Line Items]
Risk	(31.8)	(50.8)
Notional	31.8	50.8
Fair Value Assets		1.9
Fair Value Liability	(0.8)	(0.3)
Gain (loss) Finance Result	(0.1)	(3.3)
Gain (loss) Operational Result	0.5	9.7
Gain (loss) Equity	(1.9)	13.8
Mexican Pesos risk portion of cost exposure [member]
Statement Line Items [Line Items]
Risk	(183.8)	(70.2)
Notional	183.8	70.2
Fair Value Assets	5.9	10.0
Fair Value Liability	(0.7)	(7.9)
Gain (loss) Finance Result	(15.9)	11.0
Gain (loss) Operational Result	(0.2)	(32.3)
Gain (loss) Equity	(198.1)	(111.7)
Total fixed asset exposure [member]
Statement Line Items [Line Items]
Risk	(1,111.4)	(1,042.5)
Notional	1,111.4	1,042.5
Fair Value Assets	1.1	1.7
Fair Value Liability	(53.3)	(31.3)
Gain (loss) Finance Result	(368.8)	(274.6)
Gain (loss) Operational Result	105.3	163.2
Gain (loss) Equity	103.2	280.8
US Dollars risk portion of fixed assets exposure [member]
Statement Line Items [Line Items]
Risk	(1,111.4)	(1,042.5)
Notional	1,111.4	1,042.5
Fair Value Assets	1.1	1.7
Fair Value Liability	(53.3)	(31.3)
Gain (loss) Finance Result	(368.8)	(274.6)
Gain (loss) Operational Result	105.3	163.2
Gain (loss) Equity	103.2	280.8
Total expenses exposure [member]
Statement Line Items [Line Items]
Risk	(365.8)	(345.8)
Notional	365.8	345.8
Fair Value Assets	0.5	0.5
Fair Value Liability	(18.1)	(10.7)
Gain (loss) Finance Result	(124.5)	(3.4)
Gain (loss) Operational Result	36.9	6.1
Gain (loss) Equity	192.9	2.7
US Dollars risk portion of the expenses exposure [member]
Statement Line Items [Line Items]
Risk	(365.8)	(345.8)
Notional	365.8	345.8
Fair Value Assets	0.5	0.5
Fair Value Liability	(18.1)	(10.7)
Gain (loss) Finance Result	(124.5)	(3.4)
Gain (loss) Operational Result	36.9	6.1
Gain (loss) Equity	192.9	2.7
Total debts exposure [member]
Statement Line Items [Line Items]
Risk		(233.3)
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result
Gain (loss) Operational Result
Gain (loss) Equity
Total equity exposure [member]
Statement Line Items [Line Items]
Risk		(1,740.5)
Notional		700.9
Fair Value Assets		142.6
Fair Value Liability
Gain (loss) Finance Result	78.0	(329.3)
Gain (loss) Operational Result
Gain (loss) Equity
US Dollars Risk Portion of the Debt Exposure [Member]
Statement Line Items [Line Items]
Risk		(4.9)
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result
Gain (loss) Operational Result
Gain (loss) Equity
Stock exchange prices risk portion of equity exposure [member]
Statement Line Items [Line Items]
Risk		(1,740.5)
Notional		700.9
Fair Value Assets		142.6
Fair Value Liability
Gain (loss) Finance Result	78.0	(329.3)
Gain (loss) Operational Result
Gain (loss) Equity
Total financial risk exposure [member]
Statement Line Items [Line Items]
Risk	(20,388.9)	(19,199.9)
Notional	20,388.9	17,677.6
Fair Value Assets	599.0	509.3
Fair Value Liability	(492.5)	(329.8)
Gain (loss) Finance Result	(2,528.8)	(1,890.0)
Gain (loss) Operational Result	1,852.4	1,768.5
Gain (loss) Equity	R$ 2,573.5	1,770.8
Interest rates risk portion of the debts exposure [member]
Statement Line Items [Line Items]
Risk		(228.4)
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result
Gain (loss) Operational Result
Gain (loss) Equity
Total foreign investments exposure [member]
Statement Line Items [Line Items]
Risk
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result		1.0
Gain (loss) Operational Result
Gain (loss) Equity		(2.2)
US Dollars risk portion of the foreign investments exposure [member]
Statement Line Items [Line Items]
Risk
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result		1.0
Gain (loss) Operational Result
Gain (loss) Equity		R$ (2.2)